Share-Based Payment - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - S A free shares [member]	12 Months Ended
	Dec. 31, 2024 € / shares	Dec. 31, 2023 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding, beginning balance	1,017,538	909,113
Option outstanding, granted	0	342,900
Option outstanding, additional shares due to May 2024 modification	44,650
Option outstanding, exercised/vested	(342,675)	(167,433)
Option outstanding, forfeited, cancelled or expired	(210,219)	(67,042)
Option outstanding, ending balance	509,295	1,017,538
Weighted average exercise price per share, beginning balance	€ 6.59	€ 11.18
Weighted average exercise price per share, granted	0	3.08
Weighted average exercise price per share, additional shares due to May 2024 modification	1.71
Weighted average exercise price per share, exercised/vested	11.89	22.45
Weighted average exercise price per share, cancelled, forfeited or expired	6	11.4
Weighted average exercise price per share, ending balance	€ 2.84	€ 6.59